Deferred Initial Public Offering Costs (Details)	6 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)
Deferred Initial Public Offering Costs [Line Items]
Gross proceeds	RM 3,020,205	$ 759,000
IPO [Member]
Deferred Initial Public Offering Costs [Line Items]
Deferred initial public offering